Earnings (Loss) per Share - Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	44,333,858	65,380,739	21,320,000
Gelesis
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			25,170,612	25,064,547
Gelesis | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			18,736,936	18,446,525
Gelesis | Warrants on convertible preferred stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			708,493	1,021,466
Gelesis | Options and RSUs to acquire common stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			5,203,174	5,074,547
Gelesis | Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			522,009	522,009